LICENSING AGREEMENT	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
LICENSING AGREEMENT

NOTE 4 – LICENSING AGREEMENT

In March 2014, the Company entered into an Exclusive Marketing Rights Agreement with an unrelated third party that granted to the third party the exclusive right to market and promote the sugarBEAT® device and related patches under its own brand in the United Kingdom and the Republic of Ireland, the Channel Islands and the Isle of Man. Upon signing the agreement, the Company received a wholly non-refundable cash payment of GBP 1,000,000 (approximately $1.23 million and $1.32 million as of March 31, 2023 and 2022, respectively).

As the Company has continuing performance obligations under the agreement, the up-front fees received from this agreement have been deferred and will be recorded as income over the term of the commercial licensing agreement as the Company completes its performance obligations. At March 31, 2023, total deferred revenue for the licensing agreement was $1,081,676.